Employee Benefits - Summary of Quantitative Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Turnover Rate +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (58)	€ (57)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	67	65
Inflation Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	101	100
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(98)	(97)
Annual Discount Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(138)	(137)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 144	€ 143